Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Preferred stock, par value	$ 0.03	$ 0.03
Preferred stock, authorized	1,250,000	1,250,000
Preferred stock, issued	0	0
Preferred stock, outstanding	0	0
Common stock, par value	$ 0.03	$ 0.03
Common stock, authorized	120,000,000	120,000,000
Common stock, issued	59,879,391	59,585,273
Treasury stock, shares	2,838	2,838